Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 1.3%
Interactive Media & Services 0.7%
Ziff Davis, Inc.(a)	56,428	3,864,190
Media 0.6%
Magnite, Inc.(a)	295,034	1,938,373
TechTarget, Inc.(a)	22,300	1,320,160
Total		3,258,533
Total Communication Services		7,122,723
Consumer Discretionary 10.8%
Auto Components 1.6%
Fox Factory Holding Corp.(a)	43,765	3,460,936
Patrick Industries, Inc.	60,689	2,660,606
Stoneridge, Inc.(a)	141,333	2,395,594
Total		8,517,136
Automobiles 0.6%
Thor Industries, Inc.	43,010	3,009,840
Diversified Consumer Services 0.6%
OneSpaWorld Holdings Ltd.(a)	390,190	3,277,596
Hotels, Restaurants & Leisure 3.5%
Cheesecake Factory, Inc. (The)	91,525	2,679,852
Cracker Barrel Old Country Store, Inc.	26,201	2,425,689
First Watch Restaurant Group, Inc.(a)	84,159	1,218,622
Hilton Grand Vacations, Inc.(a)	103,300	3,397,537
Lindblad Expeditions Holdings, Inc.(a)	174,924	1,182,486
Papa John’s International, Inc.	71,755	5,023,568
Wingstop, Inc.	23,800	2,984,996
Total		18,912,750
Household Durables 1.5%
Installed Building Products, Inc.	57,407	4,649,393
LGI Homes, Inc.(a)	39,984	3,253,498
Total		7,902,891
Multiline Retail 0.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	27,300	1,408,680
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.6%
Boot Barn Holdings, Inc.(a)	19,825	1,158,970
Leslie’s, Inc.(a)	92,173	1,355,865
Lithia Motors, Inc., Class A	13,710	2,941,480
Monro, Inc.	66,204	2,877,226
Total		8,333,541
Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc.(a)	22,860	1,569,567
Deckers Outdoor Corp.(a)	8,065	2,521,200
G-III Apparel Group Ltd.(a)	139,361	2,083,447
Total		6,174,214
Total Consumer Discretionary		57,536,648
Consumer Staples 3.1%
Beverages 1.0%
Celsius Holdings, Inc.(a)	23,430	2,124,632
Duckhorn Portfolio, Inc. (The)(a)	162,355	2,342,783
MGP Ingredients, Inc.	7,600	806,816
Total		5,274,231
Food & Staples Retailing 1.7%
Performance Food Group, Inc.(a)	109,584	4,706,632
The Chefs’ Warehouse(a)	157,005	4,548,435
Total		9,255,067
Food Products 0.3%
Simply Good Foods Co. (The)(a)	46,900	1,500,331
Personal Products 0.1%
Thorne HealthTech, Inc.(a)	134,723	637,240
Total Consumer Staples		16,666,869
Energy 2.7%
Energy Equipment & Services 0.8%
Core Laboratories NV	145,635	1,963,160
Helmerich & Payne, Inc.	70,600	2,610,082
Total		4,573,242
Variable Portfolio – Partners Small Cap Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.9%
Excelerate Energy, Inc., Class A	130,150	3,045,510
Kimbell Royalty Partners LP	161,114	2,735,716
Matador Resources Co.	40,000	1,956,800
Viper Energy Partners LP	79,900	2,289,934
Total		10,027,960
Total Energy		14,601,202
Financials 6.0%
Banks 0.4%
Hilltop Holdings, Inc.	96,342	2,394,099
Capital Markets 2.7%
Cohen & Steers, Inc.	79,966	5,008,270
Open Lending Corp., Class A(a)	141,159	1,134,918
PJT Partners, Inc.	49,584	3,313,203
Stifel Financial Corp.	97,870	5,080,432
Total		14,536,823
Insurance 2.2%
Kinsale Capital Group, Inc.	45,291	11,568,227
Thrifts & Mortgage Finance 0.7%
Axos Financial, Inc.(a)	106,039	3,629,715
Total Financials		32,128,864
Health Care 28.6%
Biotechnology 7.0%
Apellis Pharmaceuticals, Inc.(a)	21,300	1,454,790
Arcutis Biotherapeutics, Inc.(a)	156,047	2,982,058
Biohaven Pharmaceutical Holding Co., Ltd.(a)	17,255	2,608,439
Coherus Biosciences, Inc.(a)	341,420	3,281,046
Cytokinetics, Inc.(a)	39,400	1,908,930
Eagle Pharmaceuticals, Inc.(a)	72,983	1,928,211
Fate Therapeutics, Inc.(a)	44,430	995,676
Halozyme Therapeutics, Inc.(a)	290,550	11,488,347
Immunocore Holdings PLC, ADR(a)	20,400	957,576
Insmed, Inc.(a)	165,604	3,567,110
Vericel Corp.(a)	268,375	6,226,300
Total		37,398,483
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 11.4%
Axonics, Inc.(a)	75,000	5,283,000
Figs, Inc., Class A(a)	153,450	1,265,963
ICU Medical, Inc.(a)	23,600	3,554,160
Inari Medical, Inc.(a)	47,400	3,443,136
Inspire Medical Systems, Inc.(a)	25,970	4,606,299
Integer Holdings Corp.(a)	56,913	3,541,696
iRhythm Technologies, Inc.(a)	39,500	4,948,560
LeMaitre Vascular, Inc.	104,833	5,312,937
Omnicell, Inc.(a)	62,676	5,454,692
OrthoPediatrics Corp.(a)	73,125	3,373,988
Outset Medical, Inc.(a)	60,370	961,694
Shockwave Medical, Inc.(a)	36,276	10,087,267
SI-BONE, Inc.(a)	149,520	2,610,619
Silk Road Medical, Inc.(a)	25,740	1,158,300
TransMedics Group, Inc.(a)	70,415	2,939,122
Varex Imaging Corp.(a)	106,643	2,254,433
Total		60,795,866
Health Care Providers & Services 5.5%
AdaptHealth Corp.(a)	219,470	4,121,647
AMN Healthcare Services, Inc.(a)	64,714	6,857,095
Castle Biosciences, Inc.(a)	75,138	1,959,599
HealthEquity, Inc.(a)	131,556	8,836,616
ModivCare, Inc.(a)	32,295	3,219,166
Privia Health Group, Inc.(a)	44,669	1,521,426
U.S. Physical Therapy, Inc.	35,799	2,721,440
Total		29,236,989
Health Care Technology 0.5%
Evolent Health, Inc., Class A(a)	80,200	2,881,586
Life Sciences Tools & Services 1.3%
Akoya Biosciences, Inc.(a)	40,892	480,481
Medpace Holdings, Inc.(a)	35,374	5,559,732
NeoGenomics, Inc.(a)	138,848	1,195,481
Total		7,235,694

2	Variable Portfolio – Partners Small Cap Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.9%
Amylyx Pharmaceuticals, Inc.(a)	57,610	1,621,721
Harmony Biosciences Holdings, Inc.(a)	19,000	841,510
Pacira Pharmaceuticals, Inc.(a)	117,593	6,254,772
Revance Therapeutics, Inc.(a)	54,600	1,474,200
Supernus Pharmaceuticals, Inc.(a)	159,453	5,397,484
Total		15,589,687
Total Health Care		153,138,305
Industrials 17.4%
Aerospace & Defense 0.5%
Kratos Defense & Security Solutions, Inc.(a)	265,925	2,701,798
Air Freight & Logistics 0.9%
Forward Air Corp.	51,254	4,626,186
Building Products 1.2%
Zurn Elkay Water Solutions Corp.	263,545	6,456,853
Commercial Services & Supplies 1.7%
Aris Water Solution, Inc.	136,387	1,740,298
Casella Waste Systems, Inc., Class A(a)	98,780	7,545,804
Total		9,286,102
Construction & Engineering 1.2%
Construction Partners, Inc., Class A(a)	44,040	1,155,169
Dycom Industries, Inc.(a)	55,362	5,288,732
Total		6,443,901
Electrical Equipment 2.9%
Array Technologies, Inc.(a)	94,500	1,566,810
Regal Rexnord Corp.	46,616	6,543,022
Shoals Technologies Group, Inc., Class A(a)	76,400	1,646,420
TPI Composites, Inc.(a)	163,932	1,849,153
Vicor Corp.(a)	66,389	3,926,245
Total		15,531,650
Machinery 3.4%
Albany International Corp., Class A	53,318	4,203,058
Chart Industries, Inc.(a)	53,864	9,929,828
Evoqua Water Technologies Corp.(a)	89,400	2,956,458
Proto Labs, Inc.(a)	34,205	1,246,088
Total		18,335,432
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.7%
ASGN, Inc.(a)	86,085	7,779,502
Insperity, Inc.	62,759	6,407,066
Total		14,186,568
Road & Rail 0.3%
Saia, Inc.(a)	7,980	1,516,200
Trading Companies & Distributors 2.6%
Applied Industrial Technologies, Inc.	76,587	7,871,612
Global Industrial Co.	120,453	3,231,754
SiteOne Landscape Supply, Inc.(a)	27,420	2,855,519
Total		13,958,885
Total Industrials		93,043,575
Information Technology 26.2%
Communications Equipment 1.2%
Calix, Inc.(a)	105,000	6,419,700
Electronic Equipment, Instruments & Components 4.7%
Advanced Energy Industries, Inc.	47,776	3,698,340
Coherent Corp.(a)	97,282	3,390,278
ePlus, Inc.(a)	85,659	3,558,275
Fabrinet(a)	47,267	4,511,635
Novanta, Inc.(a)	51,713	5,980,608
Plexus Corp.(a)	44,025	3,854,829
Total		24,993,965
IT Services 5.1%
BigCommerce Holdings, Inc.(a)	97,300	1,440,040
DigitalOcean Holdings, Inc.(a)	30,800	1,114,036
Endava PLC, ADR(a)	36,398	2,934,771
Evo Payments, Inc., Class A(a)	125,105	4,165,997
ExlService Holdings, Inc.(a)	31,000	4,568,160
Flywire Corp.(a)	98,300	2,256,968
I3 Verticals, Inc.(a)	179,805	3,601,494
Perficient, Inc.(a)	8,600	559,172
Shift4 Payments, Inc., Class A(a)	73,200	3,265,452
TTEC Holdings, Inc.	47,788	2,117,486
WNS Holdings Ltd., ADR(a)	16,800	1,374,912
Total		27,398,488

Variable Portfolio – Partners Small Cap Growth Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.9%
Allegro MicroSystems, Inc.(a)	170,259	3,720,159
Ambarella, Inc.(a)	62,023	3,484,452
Credo Technology Group Holding Ltd.(a)	325,657	3,582,227
Diodes, Inc.(a)	71,600	4,647,556
Impinj, Inc.(a)	62,209	4,978,586
Power Integrations, Inc.	53,252	3,425,169
Semtech Corp.(a)	100,540	2,956,881
Silicon Laboratories, Inc.(a)	19,325	2,385,478
SiTime Corp.(a)	8,500	669,205
Ultra Clean Holdings, Inc.(a)	73,298	1,887,424
Total		31,737,137
Software 9.3%
Box, Inc., Class A(a)	216,293	5,275,386
CyberArk Software Ltd.(a)	23,700	3,553,578
Descartes Systems Group, Inc. (The)(a)	70,912	4,505,039
Envestnet, Inc.(a)	57,003	2,530,933
Expensify, Inc., Class A(a)	40,244	598,831
Jamf Holding Corp.(a)	115,295	2,554,937
Paycor HCM, Inc.(a)	151,871	4,489,307
Qualys, Inc.(a)	36,659	5,109,898
Rapid7, Inc.(a)	52,965	2,272,199
Sprout Social, Inc., Class A(a)	31,227	1,894,854
SPS Commerce, Inc.(a)	76,768	9,536,889
Verint Systems, Inc.(a)	129,592	4,351,699
Workiva, Inc., Class A(a)	40,360	3,140,008
Total		49,813,558
Total Information Technology		140,362,848
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.5%
Chemicals 0.9%
Balchem Corp.	41,112	4,998,397
Metals & Mining 0.6%
Materion Corp.	36,913	2,953,040
Total Materials		7,951,437
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
CareTrust REIT, Inc.	211,954	3,838,487
UMH Properties, Inc.	150,372	2,428,508
Total		6,266,995
Total Real Estate		6,266,995
Total Common Stocks (Cost $562,352,622)		528,819,466

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	8,826,081	8,821,668
Total Money Market Funds (Cost $8,821,882)		8,821,668
Total Investments in Securities (Cost: $571,174,504)		537,641,134
Other Assets & Liabilities, Net		(2,451,049)
Net Assets		535,190,085

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	4,604,054	92,664,801	(88,447,057)	(130)	8,821,668	(1,796)	67,191	8,826,081
4	Variable Portfolio – Partners Small Cap Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2022 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Growth Fund | Third Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7057_12_A01_(11/22)